Note 17 - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 17 - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Following are condensed parent company only financial statements:

CONDENSED BALANCE SHEETS

December 31,

	2011	2010

ASSETS
Cash and cash equivalents	$33,933	$125,459
Investment in subsidiaries	8,686,686	10,471,075
Other assets	21,953	23,139

Total assets	$8,742,572	$10,619,673

LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$662,954	$273,886
Notes payable	5,000,000	5,000,000
Subordinated debentures	4,500,000	4,500,000
Shareholders’ equity	(1,420,382)	845,787

Total liabilities and shareholders’ equity	$8,742,572	$10,619,673

CONDENSED STATEMENTS OF INCOME

Years Ended December 31,

	2011	2010
Other income	$354	$4,023
Interest expense	(418,243)	(416,455)
Other expense	(90,452)	(249,421)
Loss before income tax benefit and undistributed subsidiary income	(508,341)	(661,853)
Equity in undistributed subsidiary income (loss)	(1,959,068)	(8,231,492)
Federal income tax benefit	0	(10,618)

Net loss	$(2,467,409)	$(8,882,727)

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,

	2011	2010
Cash flows from operating activities
Net loss	$(2,467,409)	$(8,882,727)
Equity in undistributed subsidiary income (loss)	1,959,068	8,231,492
Net change in:
Other assets	1,186	(14,298)
Other liabilities	389,068	(243,718)
Net cash used in operating activities	(118,087)	(909,251)

Cash flows from investing activities
Capital investment into subsidiaries	26,561	(2,606)
Net cash from (used in) investing activities	26,561	(2,606)

Cash flows from financing activities
Draws on notes payable and line of credit	0	0
Paydown on notes payable	0	0
Net cash from financing activities	0	0

Net change in cash and cash equivalents	(91,526)	(911,857)
Beginning cash and cash equivalents	125,459	1,037,316

Ending cash and cash equivalents	$33,933	$125,459